Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Deferred taxes assets	$ 14,214	$ 15,878
Deferred tax liabilities	34,800	36,605
Total	$ (20,586)	$ (20,727)